COMMITMENTS AND CONTINGENCIES (Operating Leases) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
2018	$ 2,009
2019	612
2020	289
2021	13
Total	2,923
Rent expense	$ 4,662	$ 3,900	$ 3,409